Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 122	€ 120
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	172,346	161,607
Cash collateral	5,365	5,207
Securities collateral	4,294	4,752
Letters of credit /guarantees collateral	468	439
Real estate property collateral	61,159	57,009
Master netting agreements collateral	8,186	4,606
Other collateral	2,008	1,960
Total collateral	81,481	73,972
Surplus collateral	27,884	25,081
Net exposure	118,749	112,715
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	86,853	81,253
Letters of credit /guarantees collateral	267	169
Total collateral	267	169
Net exposure	86,586	81,084
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,327	6,307
Securities collateral	363	484
Total collateral	363	484
Surplus collateral	23	29
Net exposure	4,987	5,852
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,750	36,240
Cash collateral	2,648	2,535
Letters of credit /guarantees collateral	65	136
Real estate property collateral	61,159	57,009
Total collateral	63,872	59,680
Surplus collateral	26,249	23,589
Net exposure	127	149
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,487	4,103
Cash collateral	51	45
Total collateral	51	45
Net exposure	4,436	4,058
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,353	2,310
Other collateral	2,008	1,960
Total collateral	2,008	1,960
Surplus collateral	1,329	1,238
Net exposure	1,674	1,589
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,083	3,551
Net exposure	4,083	3,551
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,658	7,337
Cash collateral	2,666	2,627
Securities collateral	47	233
Letters of credit /guarantees collateral	31	31
Master netting agreements collateral	8,186	4,606
Total collateral	10,930	7,496
Surplus collateral	283	225
Net exposure	10	66
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,835	20,505
Securities collateral	3,884	4,035
Letters of credit /guarantees collateral	105	104
Total collateral	3,989	4,139
Net exposure	€ 16,845	€ 16,366